COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2026
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7: — COMMITMENTS AND CONTINGENT LIABILITIES

As of June 30, 2026, the Group had issued one bank guarantee to secure certain obligations it has in respect of a lease agreement of its offices in Israel, for a total secured amount of $118, and one bank guarantee in the amount of $20 to secure certain obligations it has in respect of a commercial agreement with a certain airline.

Three long-term deposits in the total amount of $359 were pledged by the Israeli Subsidiary in favor of Israeli banks to secure certain activity with the banks, mainly the Group’s hedging activity and the guarantee issued in respect of its lease agreement of its offices in Israel.